Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Derivative assets	$ 220,597	$ 211,993
Liabilities
Derivative liabilities	417	0
Carrying value
Assets
Cash and cash equivalents	1,153,922	1,597,147
Restricted cash	163,065	159,623
Loans receivable	449,310	351,357
Notes receivable	497,280	486,223
Investments, at fair value	95,234	59,081
Derivative assets	220,597	211,993
Assets, carrying value	2,579,408	2,865,424
Liabilities
Debt	46,512,086	46,801,683
Derivative liabilities	417
Liabilities, carrying value	46,512,503	46,801,683
Fair value
Assets
Cash and cash equivalents	1,153,922	1,597,147
Restricted cash	163,065	159,623
Loans receivable	440,780	329,650
Notes receivable	497,280	486,223
Investments, at fair value	95,234	59,081
Derivative assets	220,597	211,993
Assets, carrying value	2,570,878	2,843,717
Liabilities
Debt	43,001,959	42,525,932
Derivative liabilities	417
Liabilities, carrying value	43,002,376	42,525,932
Fair value | Level 1
Assets
Cash and cash equivalents	1,153,922	1,597,147
Restricted cash	163,065	159,623
Loans receivable	0	0
Notes receivable	0	0
Investments, at fair value	64,094	39,081
Derivative assets	0	0
Assets, carrying value	1,381,081	1,795,851
Liabilities
Debt	0	0
Derivative liabilities	0
Liabilities, carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Investments, at fair value	0	0
Derivative assets	220,597	211,993
Assets, carrying value	220,597	211,993
Liabilities
Debt	43,001,959	42,525,932
Derivative liabilities	417
Liabilities, carrying value	43,002,376	42,525,932
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	440,780	329,650
Notes receivable	497,280	486,223
Investments, at fair value	31,140	20,000
Derivative assets	0	0
Assets, carrying value	969,200	835,873
Liabilities
Debt	0	0
Derivative liabilities	0
Liabilities, carrying value	$ 0	$ 0